Accounting standards issued but not yet effective	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Accounting standards issued but not yet effective [Text Block]
5.	Accounting standards issued but not yet effective

The Company has not yet adopted certain standards, interpretations to existing standards and amendments which have been issued but have an effective date of later than January 1, 2017. Many of these updates are not relevant to the Company and are therefore not discussed herein.

IFRS 15, Revenue from contracts with customers (“IFRS 15”)

In May 2014, the IASB issued IFRS 15. IFRS 15 replaces all previous revenue recognition standards, including IAS 18, Revenue , and related interpretations. The standard sets out the requirements for recognizing revenue. Specifically, the new standard introduces a comprehensive framework with the general principle being that an entity recognizes revenue to depict the transfer of promised goods and services in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard introduces more prescriptive guidance than was included in previous standards and may result in changes to the timing of revenue for certain types of revenues. The new Standard will also result in enhanced disclosures about revenue that would result in an entity providing comprehensive information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts with customers.

The new standard is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. Management has evaluated the impact that this standard will have on its consolidated financial statements and has concluded that, based on its current operations, the adoption of IFRS 15 as of January 1, 2018 will have no significant impact on the Company’s consolidated financial statements.

IFRS 16, Leases (“IFRS 16”)

In January 2016, the IASB issued IFRS 16. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, which is the customer (“lessee”) and the supplier (“lessor”). IFRS 16 replaces IAS 17, Leases (“IAS 17”), and related interpretations. All leases result in the lessee obtaining the right to use an asset at the start of the lease and, if lease payments are made over time, also obtaining financing. Accordingly, IFRS 16 eliminates the classification of leases as either operating leases or finance leases as is required by IAS 17 and, instead, introduces a single lessee accounting model. Applying that model, a lessee is required to recognize:

i)	assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value; and
ii)	depreciation of lease assets separately from interest on lease liabilities in the statement of income (loss).

The new standard is effective for annual periods beginning on or after January 1, 2019. Management has not yet evaluated the impact that this standard will have on its consolidated financial statements. However, the impact is currently not expected to be significant given the limited extent of the Company’s current lease commitments, as disclosed in Note 34.

IFRIC 22, Foreign currency translation and advance consideration (“IFRIC 22”)

In December 2016, the IASB issued IFRIC 22 that addresses foreign currency transactions or parts of transactions where there is consideration that is denominated or priced in a foreign currency; the entity recognizes a prepayment asset or a deferred income liability in respect of that consideration, in advance of the recognition of the related asset, expense or income; and the prepayment asset or deferred income liability is non-monetary. The Interpretations Committee came to the conclusion that the date of the transaction, for the purpose of determining the exchange rate, is the date of initial recognition of the non-monetary prepayment asset or deferred income liability. If there are multiple payments or receipts in advance, a date of transaction is established for each payment or receipt. IFRIC 22 is effective for annual reporting periods beginning on or after January 1, 2018. Management has evaluated the impact that this standard will have on its consolidated financial statements and has concluded that, based on its current operations, the adoption of IFRIC 22 as of January 1, 2018 will have no significant impact on the Company’s consolidated financial statements.